Commitments and Contingencies - Future Payments for Commitments (Details) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 20,231
Product Purchases	1,172
Real estate	856
Obligation to fund equity-accounted affiliate	558
Other long term commitments	1,873
Total Commitments	24,690
Commitments approved and not yet in service
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 9,100	$ 9,100
Minimum
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation commitments subject to regulatory approval or approved but not yet in service term	20 years
Remainder of Year
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 432
Product Purchases	393
Real estate	15
Obligation to fund equity-accounted affiliate	25
Other long term commitments	284
Total Commitments	1,149
2 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,958
Product Purchases	779
Real estate	53
Obligation to fund equity-accounted affiliate	105
Other long term commitments	185
Total Commitments	3,080
3 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,717
Product Purchases	0
Real estate	54
Obligation to fund equity-accounted affiliate	96
Other long term commitments	163
Total Commitments	2,030
4 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,453
Product Purchases	0
Real estate	56
Obligation to fund equity-accounted affiliate	96
Other long term commitments	151
Total Commitments	1,756
5 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	1,408
Product Purchases	0
Real estate	59
Obligation to fund equity-accounted affiliate	91
Other long term commitments	142
Total Commitments	1,700
Thereafter
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	13,263
Product Purchases	0
Real estate	619
Obligation to fund equity-accounted affiliate	145
Other long term commitments	948
Total Commitments	$ 14,975